Employee benefits - Defined benefit plans - Current and non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	€ 3,199	€ 2,337	€ 2,771	€ 3,270
o/w non-current	2,799	1,955	2,195
o/w current	400	382	€ 575
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	10	56
o/w non-current	8
o/w current	2
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	855	858
o/w non-current	806
o/w current	50
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	16	17
o/w non-current	16
o/w current	1
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	1,720	802
o/w non-current	1,375
o/w current	344
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	598	€ 605
o/w non-current	594
o/w current	€ 4